Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets at FVTPL [Line Items]
Total		$ 7
Wealth management product [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Total		$ 7